UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ]; Amendment Number:____________

This Amendment (Check only one.):

[  ] is a restatement

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Hewlett-Packard Company
Address:                     3000 Hanover Street
                             MS 20BQ
                             Palo Alto CA 94304

Form 13F File Number:        028-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Charles N. Charnas
Title:                       Assistant Secretary
Phone:                       650-857-6162

Signature, Place, and Date of Signing:



/s/ Charles N. Charnas       Palo Alto, CA            November 6, 2001
[Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-5160                            Intel Corporation

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                0

Form 13F Information Table Entry Total:                           16

Form 13F Information Table Value Total:                           $145,967
                                                                  (thousands)

List of Other Included Managers:                                  None

                           FORM 13F INFORMATION TABLE



FORM 13-F                             09/30/01
REPORTING MANAGER:                    Hewlett-Packard Company

          ITEM 1           ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6           ITEM 7             ITEM 8

      Name Of Issuer      Title of    CUSIP       Fair    Shares or   Investment Discretion   Managers       Voting Authority
                           Class      Number     Market   Principal                Shared
                                                  Value    Amount      Sole Shared  Other                   Sole     Shared   None
                                                                        (A)    (B)    (C)                   (A)        (B)     (C)
Agilent Technologies .... Common    00846U101     17,301      884,961   X                        HP        884,961
Akamai Technologies ..... Common    00971T101        112       38,531   X                        HP         38,531
Broadvision ............. Common    111412102        378      415,567   X                        HP        415,567
Crossroads  Systems ..... Common    22765D100      3,379    1,023,819   X                        HP      1,023,819
DigiMarc Corp. .......... Common    253807101      4,131      300,000   X                        HP        300,000
Divine Interventures Inc. Common    255404105      1,721    2,777,778   X                        HP      2,777,778
Indigo N.V .............. Common    N44495104     91,556   14,814,815   X                        HP     14,814,815
Infospace Inc. .......... Common    45678T102         18       12,590   X                        HP         12,590
Novadigm Inc. ........... Common    669937104      6,909      940,000   X                        HP        940,000
Openwave Systems Inc. ... Common    683718100     17,841    1,399,295   X                        HP      1,399,295
Planet CAD Inc. ......... Common    72704Y103         78      390,409   X                        HP        390,409
Primix Solutions Inc. ... Common    741620108         17      120,377   X                        HP        120,377
Resonate Inc. ........... Common    76115Q104        155       41,807   X                        HP         41,807
S1 Corp. ................ Common    78463B101      1,540      182,004   X                        HP        182,004
724 Solutions ........... Common    81788Q100        570      227,837   X                        HP        227,837
Xcelera.Com Inc. ........ Common    G31611109        261      246,152   X                        HP        246,152

GRAND TOTAL (Thousands)..                        145,967
